Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Detailed Information about Contingent Transaction Exposures Gross of Impairment Allowances by Stage (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 4,255,518,020	$ 3,583,843,086
Contingent transaction gross of impairment allowance percentage	100.00%	100.00%
Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 4,006,933,173	$ 3,015,330,004
Contingent transaction gross of impairment allowance percentage	94.16%	84.14%
Guarantees granted [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 202,975,731	$ 401,529,174
Contingent transaction gross of impairment allowance percentage	4.77%	11.20%
Responsibilities for foreign trade operations [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance		$ 87,345,788
Contingent transaction gross of impairment allowance percentage		2.44%
Overdraft and unused agreed commitments [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 45,609,116	$ 79,638,120
Contingent transaction gross of impairment allowance percentage	1.07%	2.22%
Impairments Stage 1 [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 4,232,758,857	$ 3,560,527,363
Contingent transaction gross of impairment allowance percentage	99.47%	99.35%
Impairments Stage 1 [member] | Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 3,984,550,273	$ 2,992,085,586
Impairments Stage 1 [member] | Guarantees granted [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	202,650,721	401,529,174
Impairments Stage 1 [member] | Responsibilities for foreign trade operations [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance		87,345,788
Impairments Stage 1 [member] | Overdraft and unused agreed commitments [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	45,557,863	79,566,815
Impairments Stage 2 [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 22,696,378	$ 23,310,070
Contingent transaction gross of impairment allowance percentage	0.53%	0.65%
Impairments Stage 2 [member] | Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 22,320,115	$ 23,238,765
Impairments Stage 2 [member] | Guarantees granted [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	325,010
Impairments Stage 2 [member] | Overdraft and unused agreed commitments [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	51,253	71,305
Impairments Stage 3 [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	62,785	5,653
Impairments Stage 3 [member] | Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 62,785	$ 5,653